Fair Value of Financial Instruments - Asset Measured at Fair Value on Nonrecurring Basis (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	$ 1,230,000	$ 2,013,000
Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	109,000	2,013,000
Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	1,121,000
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	1,230,000	2,013,000
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	$ 109,000	$ 2,013,000